Leases - Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 1,342
Balance – End of period	1,131	$ 1,342
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,268
Balance – End of period	1,105	1,268
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	74
Balance – End of period	26	74
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,486	5,099
Additions (Amortization)	1,321	622
Modifications to and disposals of lease contracts	(390)	(331)
Effects of foreign exchange	(373)	96
Balance – End of period	6,044	5,486
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,154	4,717
Additions (Amortization)	1,321	593
Modifications to and disposals of lease contracts	(236)	(256)
Effects of foreign exchange	(358)	100
Balance – End of period	5,881	5,154
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	332	382
Additions (Amortization)	0	29
Modifications to and disposals of lease contracts	(154)	(75)
Effects of foreign exchange	(15)	(4)
Balance – End of period	163	332
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,144)	(3,061)
Additions (Amortization)	(1,455)	(1,358)
Modifications to and disposals of lease contracts	(371)	(325)
Effects of foreign exchange	315	(50)
Balance – End of period	(4,913)	(4,144)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,886)	(2,796)
Additions (Amortization)	(1,429)	(1,304)
Modifications to and disposals of lease contracts	(217)	(256)
Effects of foreign exchange	322	(42)
Balance – End of period	(4,776)	(3,886)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(258)	(265)
Additions (Amortization)	(26)	(54)
Modifications to and disposals of lease contracts	(154)	(69)
Effects of foreign exchange	(7)	(8)
Balance – End of period	$ (137)	$ (258)